Document and Entity Information	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	MERCER INTERNATIONAL INC.
Entity Central Index Key	0001333274
Entity File Number	000-51826
Entity Tax Identification Number	47-0956945
Entity Incorporation, State or Country Code	WA
Entity Emerging Growth Company	false
Entity Address, Address Line One	Suite 1120
Entity Address, Address Line Two	700 West Pender Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 1G8
City Area Code	(604)
Local Phone Number	684-1099
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	MERC
Security Exchange Name	NASDAQ